Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue	$ 33,775,662	$ 44,065,882	$ 69,401,630	$ 83,735,878	$ 157,112,281	$ 119,919,169
Cost of Goods Sold	15,832,057	31,238,909	34,633,967	51,516,729	98,991,307	64,468,357
Gross Profit	17,943,605	12,826,973	34,767,663	32,219,149	58,120,974	55,450,812
Expenses:
General and Administrative	33,568,436	60,318,947	65,252,040	114,413,896	200,273,872	239,344,688
Sales and Marketing	217,254	3,609,997	410,639	9,392,777	10,641,912	27,548,784
Depreciation and Amortization	9,705,254	6,643,252	18,330,962	16,127,433	39,953,805	22,055,590
Realized and Unrealized Loss on Changes in Fair Value of Contingent Consideration	87,893	5,215,271	390,727	7,499,325	8,951,801	0
Impairment Expense	0	0	789,709	0	239,509,415	0
Loss on Disposals of assets, restructuring fees and other expense					6,233,034	16,542,840
Other Operating Expense (Income)	775,896	5,705,408	(15,921,965)	5,007,446
Total Expenses	44,354,733	81,492,875	69,252,112	152,440,877	505,563,839	305,491,902
Loss from Operations	(26,411,128)	(68,665,902)	(34,484,449)	(120,221,728)	(447,442,865)	(250,041,090)
Other Expense (Income):
Interest Expense	10,237,737	8,095,033	21,380,601	16,258,650	40,425,315	12,381,121
Interest Income	(539,855)	(265,378)	(541,065)	(634,720)	(766,035)	(701,790)
Amortization of Debt Discount and Loan Origination Fees	6,900,770	1,831,425	10,103,664	4,898,960	9,061,967	8,308,751
Change in Fair Value of Derivatives	177,879	(2,901,284)	(127,500)	(8,029,704)	(8,797,409)	(3,908,722)
Realized and Unrealized Loss (Gain) on Investments and Assets Held for Sale	1,960,871	(5,034,158)	(10,454,608)	(16,514,480)	(16,373,788)	(4,259,000)
Loss on Extinguishment of Debt	943,706	660,119	11,073,361	32,230,235	44,355,401	1,164,054
Total Other Expense	19,681,108	2,385,757	31,434,453	28,208,941	67,905,451	12,984,414
Loss from Continuing Operations Before Provision for Income Taxes	(46,092,236)	(71,051,659)	(65,918,902)	(148,430,669)	(515,348,316)	(263,025,504)
Provision for Income Tax (Expense) Benefit	(23,970,469)	14,649,487	(34,309,031)	32,310,218	39,598,946	6,369,046
Net Loss from Continuing Operations	(70,062,705)	(56,402,172)	(100,227,933)	(116,120,451)	(475,749,370)	(256,656,458)
Net Loss from Discontinued Operations, Net of Taxes	1,201,766	(36,845,653)	(1,480,409)	(39,926,048)	(50,781,039)	(1,264,196)
Net Loss	(68,860,939)	(93,247,825)	(101,708,342)	(156,046,499)	(526,530,409)	(257,920,654)
Net Loss Attributable to Non-Controlling Interest	(19,165,455)	(51,997,293)	(30,092,996)	(90,573,223)	(279,266,058)	(188,840,766)
Net Loss Attributable to Shareholders of MedMen Enterprises Inc.	$ (49,695,484)	$ (41,250,532)	$ (71,615,346)	$ (65,473,276)	$ (247,264,351)	$ (69,079,888)
Loss Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ (0.11)	$ (0.02)	$ (0.17)	$ (0.13)	$ (0.73)	$ (0.64)
From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$ 0.00	$ (0.17)	$ (0.00)	$ (0.20)	$ (0.19)	$ (0.01)
Weighted-Average Shares Outstanding - Basic and Diluted	482,903,106	220,467,070	452,806,117	196,211,921	270,418,842	105,915,105